JPMorgan SmartRetirement® Income Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.5%
Fixed Income — 49.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	34,687	339,585
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	16,801	115,592
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	108	613
JPMorgan High Yield Fund Class R6 Shares (a)	13,154	80,899
Total Fixed Income		536,689
International Equity — 5.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	443	12,346
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	826	12,339
JPMorgan International Equity Fund Class R6 Shares (a)	2,099	36,288
Total International Equity		60,973
U.S. Equity — 20.7%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	261	13,105
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	366	6,565
JPMorgan Small Cap Value Fund Class R6 Shares (a)	276	6,553
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,148	99,517
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,000	99,660
Total U.S. Equity		225,400
Total Investment Companies (Cost $801,896)		823,062
Exchange-Traded Funds — 19.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	28	2,201
JPMorgan Realty Income ETF (a)	170	6,627
Total Alternative Assets		8,828
Fixed Income — 5.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	278	12,279
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	12	551
JPMorgan Inflation Managed Bond ETF (a)	933	42,178
Total Fixed Income		55,008
International Equity — 8.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	305	10,538
JPMorgan International Research Enhanced Equity ETF (a)	1,466	79,680
Total International Equity		90,218
International Funds — 2.0%
JPMorgan Global Select Equity ETF * (a)	476	22,101
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	407	30,667
Total Exchange-Traded Funds (Cost $200,946)		206,822

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $3,971)	4,019	3,959
	SHARES (000)
Short-Term Investments — 5.9%
Investment Companies — 5.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (c) (Cost $63,903)	63,903	63,903
Total Investments — 100.8% (Cost $1,070,716)		1,097,746
Liabilities in Excess of Other Assets — (0.8)%		(8,374)
NET ASSETS — 100.0%		1,089,372

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	356	12/19/2023	USD	38,459	(715)
Short Contracts
MSCI EAFE E-Mini Index	(107)	12/15/2023	USD	(10,923)	391
MSCI Emerging Markets E-Mini Index	(345)	12/15/2023	USD	(16,484)	588
S&P 500 E-Mini Index	(63)	12/15/2023	USD	(13,629)	580
					1,559
					844

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$206,822	$—	$—	$206,822
Investment Companies	823,062	—	—	823,062

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,959	$—	$3,959
Short-Term Investments
Investment Companies	63,903	—	—	63,903
Total Investments in Securities	$1,093,787	$3,959	$—	$1,097,746
Appreciation in Other Financial Instruments
Futures Contracts	$1,559	$—	$—	$1,559
Depreciation in Other Financial Instruments
Futures Contracts	(715)	—	—	(715)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$844	$—	$—	$844
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$11,844	$—	$724	$(100)	$(482)	$10,538	305	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,562	18	198	(8)	(173)	2,201	28	20	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	15,115	—	2,204	(111)	(521)	12,279	278	146	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	34,056	921	2,772	408	(1,946)	30,667	407	109	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1,834	—	1,273	(208)	198	551	12	16	—
JPMorgan Core Bond Fund Class R6 Shares (a)	397,572	3,400	47,338	(5,619)	(8,430)	339,585	34,687	3,400	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	125,573	1,275	6,388	(695)	(4,173)	115,592	16,801	1,274	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	630	10	—	—	(27)	613	108	10	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	14,009	—	743	426	(1,346)	12,346	443	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	13,846	1,210	2,286	(913)	482	12,339	826	—	—
JPMorgan Global Select Equity ETF (a) *	—	22,079	—	—	22	22,101	476	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	61,075	26,519	6,029	(591)	(75)	80,899	13,154	1,361	—
JPMorgan Inflation Managed Bond ETF (a)	45,156	—	2,049	(87)	(842)	42,178	933	406	—
JPMorgan International Equity Fund Class R6 Shares (a)	48,513	—	9,125	2,668	(5,768)	36,288	2,099	—	—
JPMorgan International Research Enhanced Equity ETF (a)	87,934	882	5,153	234	(4,217)	79,680	1,466	—	—
JPMorgan Realty Income ETF (a)	7,551	56	410	140	(710)	6,627	170	56	—

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	$14,609	$—	$680	$(121)	$(703)	$13,105	261	$—	$—
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	7,313	89	206	11	(642)	6,565	366	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	7,255	51	454	(86)	(213)	6,553	276	51	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	120,810	312	18,305	4,621	(7,921)	99,517	5,148	312	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	62,290	64,517	62,904	—	—	63,903	63,903	778	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	119,850	351	17,468	159	(3,232)	99,660	3,000	351	—
Total	$1,199,397	$121,690	$186,709	$128	$(40,719)	$1,093,787		$8,290	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.